Debt - CMBS Fixed Facility - Additional Information (Detail) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 23, 2016 USD ($) Property	Oct. 01, 2016 USD ($)	Dec. 28, 2013 USD ($)	Jan. 02, 2016 USD ($) Property	Dec. 27, 2014 USD ($)
Debt Instrument [Line Items]
Total debt		$ 3,831,350		$ 4,733,136	$ 4,698,592
Loss on extinguishment of debt		(53,632)	$ (41,796)
CMBS Fixed Facility [Member]
Debt Instrument [Line Items]
Total debt	$ 471,000			470,918	469,894
Unamortized deferred financing cost	$ 1,000	$ 1,473		$ 1,473	2,497
Number of properties mortgaged | Property	34			34
Interest Rate	6.38%			6.38%
Security deposits and escrow amounts				$ 6,000	$ 6,000
Purchase price	$ 485,000
Loss on extinguishment of debt	12,000
Outstanding principal	472,000
Other costs	$ 1,000